Third party reinsurance - The effects of reinsurance (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Written premiums:
Direct			$ 510.9	$ 511.2	$ 454.5
Assumed			1,239.9	1,391.5	1,366.5
Gross written premiums			1,750.8	1,902.7	1,821.0
Ceded			(246.0)	(400.1)	(463.9)
Net written premiums			1,504.8	1,502.6	1,357.1
Earned premiums:
Direct			533.5	481.0	432.6
Assumed			1,308.7	1,357.7	1,236.2
Gross earned premiums			1,842.2	1,838.7	1,668.8
Ceded			(299.7)	(397.1)	(406.5)
Net earned premiums			1,542.5	1,441.6	1,262.3
Losses and LAE:
Direct			389.0	316.3	260.5
Assumed			1,135.7	1,111.4	819.1
Gross losses and LAE			1,524.7	1,427.7	1,079.6
Ceded			(235.0)	(257.4)	(179.6)
Net losses and LAE			$ 1,289.7	$ 1,170.3	$ 900.0
Forecast
Losses and LAE:
Renewal term		1 year
Reinsurance protection in excess of retention (as a percent)		100.00%
Further reinsurance protection in excess of retention		$ 50.0
Further retention amount		$ 35.0
Excess of loss retrocessional coverage | Earthquake related property liability and casualty insurance
Losses and LAE:
Renewal term	1 year
Reinsurance protection in excess of retention (as a percent)	100.00%
Further reinsurance protection in excess of retention	$ 35.0
Further retention amount	75.0
Reinsurance protection in excess of retention	40.0
Retention amount	$ 35.0